Lease - Supplemental Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Assets
Operating lease right-of-use assets	¥ 1,868,615	$ 272,091	¥ 1,932,000	$ 280,114
Liabilities
Operating lease liabilities, current	321,370	46,795	319,598	46,337
Operating lease liabilities, non-current	1,742,358	$ 253,707	1,805,402	$ 261,759
Total lease liabilities	¥ 2,063,728		¥ 2,125,000